VOYA FUNDS TRUST

Voya Government Money Market Fund

(the “Fund”)

Supplement dated May 1, 2026

to the Fund’s Class A, Class C, Class I, Class R6, and Class W Shares’

Summary Prospectus and Prospectus

Each dated July 31, 2025

(each, a “Prospectus,” and together, the “Prospectuses”)

Effective May 1, 2026: (1) Andrew Higley, CFA and Don Schatz are added as portfolio managers to the Fund.

Effective May 1, 2026, the Fund’s Prospectuses are revised as follows:

1.The sub-section of the Prospectus of the Fund entitled “Portfolio Management – Portfolio Managers” in the Fund’s summary section is deleted in its entirety and replaced with the following:

Portfolio Managers
Andrew Higley, CFA	Don Schatz
Portfolio Manager (since 5/2026)	Portfolio Manager (since 5/2026)
David S. Yealy
Portfolio Manager (since 11/2004)

2.The table in the sub-section of the Prospectus for the Fund entitled “Management of the Funds – Portfolio Management” is amended to include the following:

Portfolio	Sub-	Fund	Professional Experience
Manager	Adviser
Andrew	Voya IM	Voya Government Money	Mr. Higley, CFA, Portfolio Manager, is a
Higley,		Market Fund	senior vice president at Voya IM. He serves as
CFA			Head of Derivatives & Liquid Trading and is
responsible for oversight of derivatives
portfolio management and liquid trading
activities supporting fixed income investment
strategies. Prior to joining Voya IM in 2006,
Mr. Higley was a senior trader at the Federal
Home Loan Bank of Atlanta.
Don	Voya IM	Voya Government Money	Mr. Schatz, Portfolio Manager, is a vice
Schatz		Market Fund	president at Voya IM. Mr. Schatz is
responsible for assisting with money market
trading and portfolio management. Prior to
joining Voya, he was a senior fixed income
portfolio manager at Wells Fargo.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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VOYA FUNDS TRUST

Voya Government Money Market Fund

(the “Fund”)

Supplement dated May 1, 2026

to the Fund’s Class A, Class C, Class I, Class R6, and Class W Shares’

Statement of Additional Information, dated July 31, 2025

(the “SAI”)

Effective May 1, 2026: (1) Andrew Higley, CFA and Don Schatz are added as portfolio managers to the Fund.

Effective May 1, 2026, the SAI is revised as follows:

1.The table in the sub-section of the SAI for the Fund entitled “Sub-Advisers – Portfolio Management – Other Accounts Managed – Voya IM” is amended to include the following:

		Registered Investment		Other Pooled
Portfolio		Companies		Investment Vehicles		Other Accounts
		Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Fund(s)	Accounts		Accounts		Accounts
Andrew	Voya Government	0	$0	0	$0	0	$0
Higley,	Money Market
CFA1	Fund

Don	Voya Government	0	$0	0	$0	0	$0
Schatz1	Money Market
Fund

1As of December 31, 2025.

2. The line item with respect to the Fund in the table in the sub-section of the SAI entitled “Sub-Advisers

– Portfolio Manager - Compensation – Voya IM” is deleted in its entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Government Money	Andrew Higley, CFA; Don Schatz;	iMoney Net First Tier
Market Fund	David S. Yealy	Retail Index

3. The table in the sub-section of the SAI for the Fund entitled “Sub-Advisers – Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio	Investment	Fund(s) Managed by the Portfolio Manager	Dollar Range
Manager	Adviser or		of Fund
	Sub-Adviser		Shares Owned
Andrew Higley,	Voya IM	Voya Government Money Market Fund	None
CFA2
Don Schatz2	Voya IM	Voya Government Money Market Fund	None

2As of December 31, 2025.

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